Goodwill and Intangible Assets - Narrative (Q2) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets [Abstract]
Amortization expenses for intangible assets (less than)	$ 6,000	$ 1,000	$ 7,000	$ 1,000	$ 2	$ 2	$ 0